2012 Incentive Compensation Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
2012 Incentive Compensation Plan

12. 2012 Incentive compensation plan

On May 30, 2012, the Board of Directors of the Company approved and adopted the Company’s 2012 Incentive Compensation Plan (the “2012 Plan”), and the 2012 Plan was approved by a majority of the Company’s stockholders at the Company’s annual meeting held on August 29, 2012. Under the 2012 Plan, the 830,925 shares of the Company’s common stock currently held in treasury are available for awards pursuant to the 2012 Plan. The 2012 Plan is administered by the Compensation Committee of the Board of Directors, which consists only of independent, non-employee directors.

The 2012 Plan is a broad-based plan which allows for a variety of different types of awards, including (but not limited to) non-qualified options, incentive stock options, stock appreciation rights, restricted stock, deferred stock and performance units, to be made to the Company’s executive officers, employees, consultants and directors. The 2012 Plan is intended to assist the Company in attracting and retaining exceptionally qualified employees, consultants and directors to support the sustained progress, growth and profitability of the Company.

SAR Award Agreement

On June 6, 2012 (the “Grant Date”), the Compensation Committee of the Board of Directors approved, and the Company granted, a SAR to the Company’s Chief Operating Officer (“Grantee”) pursuant to the 2012 Plan and a Stock Appreciation Rights Award Agreement (“Award Agreement”), dated as of the Grant Date. The SAR granted to the Grantee covers an aggregate of 543,872 shares of Company common stock and is exercisable only in whole shares at a price per share of $22.07.

The SAR granted to the Grantee will vest and become exercisable ratably on each of the first three anniversaries of the Grant Date (“graded vesting”). In addition, the SAR will not become exercisable until the date that is the last of any seven Valuation Dates (as defined in the Award Agreement) within any period of ten or fewer consecutive Valuation Dates that commence after May 30, 2012 and prior to May 30, 2022, on each of which the market value per share of Company common stock is at least $22.07. The SAR expires on the tenth anniversary of the Grant Date.

The SAR entitles the Grantee to receive, upon any exercise, a number of shares of the Company’s common stock equal to (i) the number of shares for which the SAR is being exercised multiplied by the value of one share of the Company’s common stock on the date of exercise (determined as provided in the Award Agreement), (ii) less the number of shares for which the SAR is being exercised multiplied by $22.07, (iii) divided by the value of one share of the Company’s common stock on the date of exercise (determined as provided in the Award Agreement). The exercised SAR is to be settled only in whole shares of the Company’s common stock, and the value of any fractional share of the Company’s common stock will be forfeited.

The SAR granted is accounted for as equity, in accordance with ASC 718, Compensation — Stock Compensation. ASC 718-10-25-11 states that options or similar instruments on shares shall be classified as liabilities if either the underlying shares are classified as liabilities or the entity can be required under any circumstance to settle the option or similar instrument by transferring cash or other assets. The Company’s underlying shares are classified as equity, and under the terms of the Stock Appreciation Rights Award Agreement, the Company must settle the exercised portion of the SAR in shares of the Company’s common stock. As such, the Company has accounted for the SAR as equity.

As of the Grant Date, the fair value of the SAR was estimated using the Black-Scholes option pricing model. The inputs of the Black-Scholes option pricing model included the fair value of the Company’s common stock, exercise price, risk-free interest rate, estimated price volatility, term and dividend yield.

Due to the limited trading activity in the Company’s common stock at the date of issuance of the SAR, the fair value of the Company’s common stock was established through multiple valuation techniques, including (a) the income approach in the form of the DCF method and (b) the market approach in the form of (i) the guideline public company method and (ii) the merger and acquisition method. The technique used in estimating equity associated solely with the SAR was the Option Pricing Method.

In addition to that described above, other assumptions used in the Black-Scholes method included the following as of June 6, 2012: an expected term of 6.0 years, a risk-free interest rate of 0.92%, an anticipated volatility factor of 55.0% and a zero dividend yield. The resulting valuation as of June 6, 2012, was discounted by 15% reflecting an assessment of the trading activity of the Company’s common stock (and by extension the SAR). The suggested value from the Black-Scholes method reflected a fully marketable security that was not burdened by limited marketability; however, at that time, the Company’s common stock (and by extension the SAR) did not have regular trading activity. Therefore, the Company considered it necessary to incorporate a discount to reflect the limited liquidity associated with the SAR. This approach was consistent with that utilized to value the Company’s Private Placement Warrants at that time.

To determine the derived service period associated with the SAR’s market condition, the Company performed a Monte Carlo analysis in order to estimate the likely timeframe until the Company’s public equivalent value would exceed its aggregate exercise price over a period of seven days within a period of 10 or fewer trading days (i.e. the value at which the per share value of the Company’s equity exceeds $22.07). Based on the results of this analysis, the derived service period associated with the SAR’s market condition was determined to be 1.78 years.

ASC Topic 718, Compensation — Stock Compensation, was utilized in order to estimate the fair value of the SAR. The term fair value has been defined in Note 8, “Fair value of financial instruments.” ASC Topic 718 requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award as of the grant date. That cost is then recognized over the period during which an employee is required to provide service in exchange for the award. ASC 718-10-55-72 provides that, if vesting (or exercisability) of an award is based on satisfying both a market condition and a performance or service condition and it is probable that the performance or service condition will be satisfied, the initial estimate of the service period is the longest of the explicit, implicit or derived service period. The Company has computed compensation expense by applying the guidance stated in ASC 718, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards (graded vesting attribution method). Since, as noted above, the SAR granted by the Company includes both a market and service condition, the Company used the longest of the periods to define its requisite service period in each separately vesting portion or tranche. Thus, compensation expense for the first tranche was computed on a straight-line basis over the derived service period of 1.78 years. The second and third tranches were computed on a straight-line basis over the explicit service period.

In the three months ended March 31, 2013, the Company recognized $207,000 of expense for the SAR granted. As of March 31, 2013 there was $1,117,000 of total unrecognized compensation expense related to the SAR granted under the Plan. The total SAR expense is expected to be approximately $1,800,000 and recognized over an aggregate three-year period.

10. 2012 Incentive compensation plan

On May 30, 2012, the Board of Directors of the Company approved and adopted the Company’s 2012 Incentive Compensation Plan (the “2012 Plan”), and the 2012 Plan was approved by a majority of the Company’s stockholders at the Company’s annual meeting held on August 29, 2012. Under the 2012 Plan, the 830,925 shares of the Company’s common stock currently held in treasury are available for awards pursuant to the 2012 Plan. The 2012 Plan is administered by the Compensation Committee of the Board of Directors, which consists only of independent, non-employee directors.

The 2012 Plan is a broad-based plan which allows for a variety of different types of awards, including (but not limited to) non-qualified options, incentive stock options, SAR, restricted stock, deferred stock and performance units, to be made to the Company’s executive officers, employees, consultants and directors. The 2012 Plan is intended to assist the Company in attracting and retaining exceptionally qualified employees, consultants and directors to support the sustained progress, growth and profitability of the Company.

SAR Award Agreement

On June 6, 2012 (the “Grant Date”), the Compensation Committee of the Board of Directors approved, and the Company granted, a SAR to the Company’s Chief Operating Officer (“Grantee”) pursuant to the 2012 Plan and a Stock Appreciation Rights Award Agreement, dated as of the Grant Date. The SAR granted to the Grantee covers an aggregate of 543,872 shares of Company common stock and is exercisable only in whole shares at a price per share of $22.07.

The SAR granted to the Grantee will vest and become exercisable ratably on each of the first three anniversaries of the Grant Date (“graded vesting”). In addition, the SAR will not become exercisable until the date that is the last of any seven Valuation Dates (as defined in the Award Agreement) within any period of ten or fewer consecutive Valuation Dates that commence after May 30, 2012 and prior to May 30, 2022, on each of which the market value per share of Company common stock is at least $22.07. The SAR expires on the tenth anniversary of the Grant Date.

The SAR entitles the Grantee to receive, upon any exercise, a number of shares of the Company’s common stock equal to (i) the number of shares for which the SAR is being exercised multiplied by the value of one share of the Company’s common stock on the date of exercise (determined as provided in the Award Agreement), (ii) less the number of shares for which the SAR is being exercised multiplied by $22.07, (iii) divided by the value of one share of the Company’s common stock on the date of exercise (determined as provided in the award agreement). The exercised SAR is to be settled only in whole shares of the Company’s common stock, and the value of any fractional share of the Company’s common stock will be forfeited.

The SAR granted is accounted for as equity, in accordance with ASC 718, Compensation — Stock Compensation. ASC 718-10-25-11 states options or similar instruments on shares shall be classified as liabilities if either the underlying shares are classified as liabilities or the entity can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets. The Company’s underlying shares are classified as equity and under the terms of the Stock Appreciation Rights Award Agreement, the Company must settle the exercised portion of the SAR in shares of the Company’s common stock. As such, the Company has accounted for the SAR as equity.

As of the grant date, the fair value of the SAR was estimated using the Black-Scholes option pricing model. The inputs of the Black-Scholes option pricing model included the fair value of the Company’s common stock, exercise price, risk-free interest rate, estimated price volatility, term and dividend yield.

Due to the limited trading activity in the Company’s common stock at the date of issuance of the SAR, the fair value of the Company’s common stock was established through multiple valuation techniques, including (a) the income approach in the form of the DCF method and (b) the market approach in the form of (i) the guideline public company method and (ii) the merger and acquisition method. See Note 7, “Fair value of financial instruments,” for further details describing such valuation techniques. The technique used in estimating equity associated solely with the SAR was the Option Pricing Method.

In addition to that described above, other assumptions used in the Black-Scholes method included the following as of June 6, 2012: an expected term of 6.0 years, a risk-free interest rate of 0.92%, an anticipated volatility factor of 55.0% and a zero dividend yield. The resulting valuation as of June 6, 2012, was discounted by 15% reflecting an assessment of the trading activity of the Company’s common stock (and by extension the SAR). The suggested value from the Black-Scholes method reflected a fully marketable security that was not burdened by limited marketability; however, at the time, the Company’s common stock (and by extension the SAR) did not have regular trading activity. Therefore, the Company considered it necessary to incorporate a discount to reflect the limited liquidity associated with the SAR. This approach was consistent with that utilized to value the Company’s Private Placement Warrants at that time. See Note 7, “Fair value of financial instruments,” for further details. The resulting fair value of the SAR granted during 2012 was $3.31 per underlying share.

To determine the derived service period associated with the SAR’s market condition, the Company performed a Monte Carlo analysis in order to estimate the likely timeframe until the Company’s public equivalent value would exceed its aggregate exercise price over a period of seven days within a period of 10 or fewer trading days (i.e. the value at which the per share value of the Company’s equity exceeds $22.07). Based on the results of this analysis, the derived service period associated with the SAR’s market condition was determined to be 1.78 years.

ASC Topic 718, Compensation — Stock Compensation, was utilized in order to estimate the fair value of the SAR. The term fair value has been defined in Note 7, “Fair value of financial instruments.” ASC Topic 718 requires an entity to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award as of the grant date. That cost is then recognized over the period during which an employee is required to provide service in exchange for the award. ASC 718-10-55-72 provides that, if vesting (or exercisability) of an award is based on satisfying both a market condition and a performance or service condition and it is probable that the performance or service condition will be satisfied, the initial estimate of the service period is the longest of the explicit, implicit or derived service period. The Company has computed compensation expense by applying the guidance stated in ASC 718, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards (graded vesting attribution method). Since, as noted above, the SAR granted by the Company includes both a market and service condition, the Company used the longest of the periods to define its requisite service period in each separately vesting portion or tranche. Thus, compensation expense for the first tranche was computed on a straight-line basis over the derived service period of 1.78 years. The second and third tranches were computed on a straight-line basis over the explicit service period.

For the year ended December 31, 2012, the Company recognized $0.5 million of expense for the SAR granted. As of December 31, 2012, there was $1.3 million of total unrecognized compensation cost related to the SAR granted under the 2012 Plan. The total cost of the SAR is expected to be recognized over an aggregate three-year period.